Parent Company Activity - Summary of Condensed Balance Sheet (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 7,424,593	$ 5,973,042	$ 2,269,116
Investment securities available for sale	4,549,702	3,502,852
Other assets	1,707,319	1,611,129
Total assets	240,918,977	229,912,432
Liabilities
Dividends payable	790,259	46,106
Other liabilities	2,236,573	1,920,187
Total liabilities	206,701,351	197,675,131
Capital
Common stock	12,061,153	12,061,153
Retained earnings	18,329,089	16,367,187
Accumulated other comprehensive loss	(41,423)	(59,846)
Total stockholders' equity	34,217,626	32,237,301	30,226,562
Total liabilities and stockholders' equity	240,918,977	229,912,432
Parent Company [Member]
Assets
Cash and due from banks	89,528	59,625
Dividends receivable from subsidiary	867,000
Investment securities available for sale	566,816	512,252
Other assets	11,972	20,840
Investment in subsidiaries	33,483,275	31,692,793
Total assets	35,018,591	32,285,510
Liabilities
Dividends payable	790,259	46,106
Other liabilities	10,706	2,103
Total liabilities	800,965	48,209
Capital
Preferred stock	3,868,807	3,868,807
Common stock	12,061,153	12,061,153
Retained earnings	18,329,089	16,367,187
Accumulated other comprehensive loss	(41,423)	(59,846)
Total stockholders' equity	34,217,626	32,237,301
Total liabilities and stockholders' equity	$ 35,018,591	$ 32,285,510